OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
OTHER NON-CURRENT ASSETS

12. OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Prepaid expenses	5,139	9,259	1,492
Loan to a third-party	—	5,500	886
Development service fees	—	26,604	4,288
Technical supporting fees	—	18,664	3,008
Rental deposits	—	8,746	1,410
Others	—	2,452	395

Total	5,139	71,225	11,479

Loan to a third-party represents a RMB denominated loan of RMB5,500 (US$886) provided to an unrelated third-party. The loan is unsecured, interest-free and has repayment term of more than one year.

Development service fees represent prepayments to third-party game developers for the research and development of certain mobile phone games on behalf of the Group.

Technical supporting fees represent payments to a third-party for technical services relating to the operation of action mobile phone games. The technical supporting fees are amortized over the service period of 5 years.